Leases - Cash flow (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases
Principal payment of lease liabilities	€ (221)	€ (2)	€ (7)
Interest portion of lease liabilities	(28)
Total cash outflow for leases	€ (249)